Portfolio of Investments April 30, 2026
JQC
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 153.2% (93.4% of Total Investments)
ASSET-BACKED SECURITIES - 6.6% (4.0% of Total Investments) –
$ 4,500,000 (a),(b) AIMCO CLO 10 Ltd, Series 2019 10A, (TSFR3M + 4.250%) 7.914% 07/22/37 $ 4,506,273
1,500,000 (a),(b) Allegany Park CLO Ltd, Series 2019 1A, (TSFR3M + 6.400%) 10.075 01/20/35 1,260,865
1,500,000 (a),(b) Allegro CLO XIII Ltd, Series 2021 1A, (TSFR3M + 6.300%) 9.975 07/20/38 1,480,470
1,000,000 (a),(b) Anchorage Capital CLO 7 Ltd, Series 2015 7A, (TSFR3M +
7.000%)
10.670 04/28/37 998,436
750,000 (a),(b) Apidos Clo Lvi, Series 2026 56A, (TSFR3M + 5.300%) 0.000 04/24/39 760,415
750,000 (a),(b) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 9.673 10/15/38 726,095
1,000,000 (a),(b) Ares XXXIV CLO Ltd, Series 2015 2A, (TSFR3M + 5.500%) 9.180 07/17/38 994,286
1,000,000 (a),(b) Barings CLO Ltd 2026-I, Series 2026 1A, (TSFR3M + 3.100%) 6.765 04/15/39 1,001,291
1,000,000 (a),(b) Barings CLO Ltd 2026-I, Series 2026 1A, (TSFR3M + 6.050%) 9.715 04/15/39 1,003,023
963,000 (a),(b) Carlyle US CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
6.750%)
11.376 07/25/36 950,626
2,250,000 (a),(b) Carlyle US CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
3.100%)
6.768 07/25/36 2,253,206
1,000,000 (a),(b) Carlyle US CLO 2026-3 Ltd, Series 2026 3A, (TSFR3M +
3.000%)
0.000 04/15/39 1,001,241
1,000,000 (a),(b) Carlyle US CLO 2026-3 Ltd, Series 2026 3A, (TSFR3M +
6.000%)
0.000 04/15/39 1,003,188
1,000,000 (a),(b) CIFC Funding 2020-I Ltd, Series 2020 1A, (TSFR3M + 6.512%) 10.185 07/15/36 1,000,050
2,500,000 (a),(b) CIFC Funding 2021-I Ltd, Series 2021 1A, (TSFR3M + 6.000%) 9.667 07/25/37 2,492,165
1,250,000 (a),(b) CIFC Funding 2021-IV Ltd, Series 2021 4A, (TSFR3M + 6.200%) 9.866 07/23/37 1,253,780
1,000,000 (a),(b),(c) GoldenTree Loan Management US CLO 29 Ltd, Series 2026
29A, (TSFR3M + 2.950%)
0.000 04/20/39 1,001,242
1,000,000 (a),(b) Goldentree Loan Management US Clo 8 Ltd, Series 2020 8A,
(TSFR3M + 2.900%)
6.568 10/20/34 1,001,443
1,000,000 (a),(b) Invesco US CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
6.900%)
10.564 04/22/37 967,477
1,000,000 (a),(b) Invesco US CLO 2024-3 Ltd, Series 2024 3A, (TSFR3M +
6.500%)
10.168 07/20/37 985,470
4,000,000 (a),(b) KKR CLO 32 Ltd, Series 2024 32A, (TSFR3M + 5.300%) 8.973 04/15/37 4,007,720
4,000,000 (a),(b) KKR CLO 40 Ltd, Series E 40A, (TSFR3M + 7.250%) 10.925 10/20/34 3,617,340
1,250,000 (a),(b) Magnetite LV Ltd, Series 2026 55A, (TSFR3M + 5.000%) 8.680 04/15/39 1,257,813
500,000 (a),(b) Neuberger Berman CLO XXII Ltd, Series 2016 22A, (TSFR3M +
6.250%)
9.930 04/17/40 508,671
750,000 (a),(b) Neuberger Berman CLO XXII Ltd, Series 2016 22A, (TSFR3M +
3.150%)
6.830 04/17/40 751,811
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 24 Ltd, Series 2017
24A, (TSFR3M + 7.000%)
10.675 10/19/38 3,009,660
4,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 55 Ltd, Series 2024
55A, (TSFR3M + 6.500%)
10.164 04/22/38 4,014,488
1,500,000 (a),(b) Neuberger Berman Loan Advisers LaSalle Street Lending CLO
II Ltd, Series 2024 2A, (TSFR3M + 7.500%)
11.175 04/20/38 1,505,774
500,000 (a),(b) OCP CLO 2018-15 Ltd, Series 2018 15A, (TSFR3M + 2.750%) 6.418 01/20/38 500,820
1,500,000 (a) OHA Credit Funding 10-R Ltd, Series 2021 10RX, (TSFR3M +
4.850%), Reg S
8.518 07/18/38 1,486,303
500,000 (a),(b) Palmer Square CLO 2025-2 Ltd, Series 2025 2A, (TSFR3M +
5.750%)
9.418 07/20/38 503,158
2,500,000 (a),(b) RAD CLO 24 Ltd, Series 2024 24A, (TSFR3M + 6.500%) 10.175 07/20/37 2,456,450
1,300,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 9.673 01/15/38 1,157,534
1,500,000 (a),(b) Sixth Street CLO XXV Ltd, Series 2024 25A, (TSFR3M + 6.000%) 9.668 07/24/37 1,511,144
TOTAL ASSET-BACKED SECURITIES
(Cost $53,618,234) 52,929,728
SHARES DESCRIPTION VALUE
2920704 COMMON STOCKS - 0.4% (0.2% of Total Investments) 2920704
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0% (0.0% of Total
Investments)
196 (d),(e) Belk, Inc 1,568
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,568

Portfolio of Investments April 30, 2026
(continued)
JQC

SHARES DESCRIPTION VALUE
CONSUMER SERVICES - 0.1% (0.1% of Total Investments)
41,905 (e) Cengage Learning Holdings II, Inc $ 775,242
TOTAL CONSUMER SERVICES 775,242
HEALTH CARE EQUIPMENT & SERVICES - 0.0% (0.0% of Total Investments)
242,758 (e) Onex Carestream Finance LP 60,690
TOTAL HEALTH CARE EQUIPMENT & SERVICES 60,690
MATERIALS - 0.1% (0.0% of Total Investments)
26,505 (e) Kleopatra Finco Sarl 37,018
26,505 (e) Kleopatra Finco Sarl 37,018
26,505 (e) Kleopatra Finco Sarl 37,018
26,505 (e) Kleopatra Finco Sarl 37,018
26,505 (e) Kleopatra Finco Sarl 37,018
26,505 (e) Kleopatra Finco Sarl 37,018
26,505 (e) Kleopatra Finco Sarl, Class A 37,018
26,505 (e) Kleopatra Finco Sarl, Class B 37,018
26,505 (e) Kleopatra Finco Sarl, Class C 37,018
89 LyondellBasell Industries NV, Class A 6,640
TOTAL MATERIALS 339,802
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% (0.0% of Total
Investments)
39,129 (e) Bright Bidco BV 12,404
28,645 (e) Bright Bidco BV 9,080
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 21,484
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0% (0.0% of Total Investments)
1,069 (e) MLN US Holdco LLC 54
43,238 (e) Riverbed Technology LLC 432
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 486
TELECOMMUNICATION SERVICES - 0.2% (0.1% of Total Investments)
84,538 (e) Altice France Lux 3 1,721,432
TOTAL TELECOMMUNICATION SERVICES 1,721,432
TOTAL COMMON STOCKS
(Cost $10,352,339) 2,920,704
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
210685351 CORPORATE BONDS - 26.4% (16.1% of Total Investments) (f) 210685351
AUTOMOBILES & COMPONENTS - 0.6% (0.4% of Total Investments)
$ 2,060,000 (b) Dexko Global Inc 7.500% 04/15/32 1,853,526
3,000,000 (g) Ford Motor Credit Co LLC 7.200 06/10/30 3,173,773
TOTAL AUTOMOBILES & COMPONENTS 5,027,299
CAPITAL GOODS - 2.1% (1.2% of Total Investments)
2,028,000 (b) Camelot Return Merger Sub Inc 8.750 08/01/28 1,292,812
2,000,000 (b),(g) Chart Industries Inc 7.500 01/01/30 2,076,262
2,000,000 (b),(g) EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625 12/15/30 2,047,558
3,000,000 (b),(g) Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.750 04/01/32 2,965,319
2,963,000 (g) TransDigm Inc 4.625 01/15/29 2,923,797
3,000,000 (b),(g) TransDigm Inc 6.000 01/15/33 3,028,679
2,000,000 (b),(g) Windsor Holdings III LLC 8 .500 06/15/30 2,087,770
TOTAL CAPITAL GOODS 16,422,197
COMMERCIAL & PROFESSIONAL SERVICES - 1.2% (0.7% of Total Investments)
4,000,000 (b),(g) Allied Universal Holdco LLC 7.875 02/15/31 4,195,488
1,500,000 (b),(g) Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl
4.625 06/01/28 1,477,571
1,500,000 (b) Madison IAQ LLC 4.125 06/30/28 1,479,099
2,500,000 (b),(g) Prime Security Services Borrower LLC / Prime Finance Inc 3.375 08/31/27 2,451,302
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,603,460
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.9% (0.6% of Total
Investments)
3,900,000 (b),(g) Academy Ltd 6.000 11/15/27 3,900,015
1,500,000 (b),(g) Carvana Co 9.000 06/01/30 1,560,381
1,850,000 (b) Wand NewCo 3 Inc 7.625 01/30/32 1,925,909
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,386,305

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 1.3% (0.8% of Total Investments)
$ 6,617,000 (b),(g) 1011778 BC ULC / New Red Finance Inc 4.000% 10/15/30 $ 6,295,138
1,193,000 (b),(g) 1011778 BC ULC / New Red Finance Inc 3.500 02/15/29 1,149,501
3,000,000 (b),(g) Caesars Entertainment Inc 6.500 02/15/32 2,914,965
500,000 (b) Premier Entertainment Sub LLC / Premier Entertainment
Finance Corp
5.625 09/01/29 325,825
TOTAL CONSUMER SERVICES 10,685,429
ENERGY - 1.9% (1.2% of Total Investments)
900,610 (b) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 940,866
5,000,000 (b),(g) DT Midstream Inc 4.375 06/15/31 4,833,443
1,000,000 (b) EG Global Finance PLC 12.000 11/30/28 1,066,739
2,000,000 (g) Expand Energy Corp 4.750 02/01/32 1,960,933
3,201,000 (b),(g) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 11/01/28 3,217,924
2,000,000 (g) PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 1,998,263
1,250,000 (b),(h),(i) Venture Global LNG Inc 9.000 N/A 1,236,303
TOTAL ENERGY 15,254,471
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4% (0.8% of Total
Investments)
5,250,000 (g) American Tower Corp 2.950 01/15/51 3,257,575
2,000,000 (g) Crown Castle Inc 2.250 01/15/31 1,773,149
3,290,000 (b),(j) Office Properties Income Trust 9.000 03/31/29 3,314,675
2,000,000 (b) Office Properties Income Trust 9.000 09/30/29 1,640,000
715,000 Service Properties Trust 8.875 06/15/32 733,724
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 10,719,123
FINANCIAL SERVICES - 0.1% (0.1% of Total Investments)
1,000,000 (b),(g) LPL Holdings Inc 4.625 11/15/27 995,464
TOTAL FINANCIAL SERVICES 995,464
FOOD, BEVERAGE & TOBACCO - 0.4% (0.3% of Total Investments)
691,000 (b) Froneri Lux FinCo SARL 6.000 08/01/32 683,420
2,875,000 (b) Primo Water Holdings Inc / Triton Water Holdings Inc 4.375 04/30/29 2,805,699
TOTAL FOOD, BEVERAGE & TOBACCO 3,489,119
HEALTH CARE EQUIPMENT & SERVICES - 2.0% (1.2% of Total Investments)
3,475,000 (b),(g) Medline Borrower LP 3.875 04/01/29 3,376,179
1,189,000 (b) Medline Borrower LP 5.250 10/01/29 1,183,305
5,970,101 (b),(g) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9.000 06/30/28 6,276,069
1,285,000 (b) Team Health Holdings Inc 8.375 06/30/28 1,289,343
3,849,000 (g) Tenet Healthcare Corp 6.125 10/01/28 3,858,696
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,983,592
INSURANCE - 1.5% (0.9% of Total Investments)
625,000 (b),(g) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250 10/15/27 615,337
2,175,000 (b),(g) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 2,199,886
6,000,000 (b),(g) HUB International Ltd 7.250 06/15/30 6,206,826
3,000,000 (b),(g) Panther Escrow Issuer LLC 7.125 06/01/31 3,014,048
TOTAL INSURANCE 12,036,097
MATERIALS - 2.5% (1.5% of Total Investments)
3,500,000 (b),(g) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4.000 09/01/29 3,275,700
6,425,000 (g) Ball Corp 6.000 06/15/29 6,536,435
3,000,000 (b),(g) Clydesdale Acquisition Holdings Inc 6.875 01/15/30 2,933,106
1,500,000 (b) Consolidated Energy Finance SA 5.625 10/15/28 1,425,000
5,000,000 (b),(g) Novelis Corp 4.750 01/30/30 4,789,914
690,000 (b) Qnity Electronics Inc 5.750 08/15/32 696,639
TOTAL MATERIALS 19,656,794
MEDIA & ENTERTAINMENT - 2.9% (1.7% of Total Investments)
1,420,155 (b) Advantage Sales & Marketing Inc 9.000 11/15/30 1,132,759
7,000,000 (g) Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500 03/01/42 4,765,629
1,365,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 10.000 02/15/31 1,420,269
2,000,000 (b) DISH DBS Corp 5.750 12/01/28 1,964,980
591,897 (b) iHeartCommunications Inc 9.125 05/01/29 593,001
5,299,000 (b),(g) McGraw-Hill Education Inc 5.750 08/01/28 5,258,801
2,110,000 (b) Neptune Bidco US Inc 9.500 02/15/33 2,111,674

Portfolio of Investments April 30, 2026
(continued)
JQC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 1,000,000 (b) Nexstar Media Inc 6.500% 09/15/33 $ 1,007,696
1,000,000 (b) Scripps Escrow II Inc 3.875 01/15/29 947,538
1,000,000 (b) Sinclair Television Group Inc 8.125 02/15/33 1,035,570
1,149,000 (b) Telesat Canada / Telesat LLC 6.500 10/15/27 689,401
2,000,000 (b),(g) Virgin Media Secured Finance PLC 5.500 05/15/29 1,929,731
TOTAL MEDIA & ENTERTAINMENT 22,857,049
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7% (0.4% of Total
Investments)
713,000 (b) 1261229 BC Ltd 10.000 04/15/32 736,371
2,000,000 (g) Amgen Inc 3.150 02/21/40 1,553,994
1,500,000 (b) GENMAB A/S/GENMAB FINANCE LLC 6.250 12/15/32 1,539,375
1,500,000 (b) Jazz Securities DAC 4.375 01/15/29 1,466,982
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,296,722
SOFTWARE & SERVICES - 0.8% (0.5% of Total Investments)
1,189,000 (b) Cloud Software Group Inc 8.250 06/30/32 1,129,595
1,000,000 (b) Cloud Software Group Inc 6.500 03/31/29 973,656
1,185,000 (b) Open Text Holdings Inc 4.125 12/01/31 1,011,841
3,666,485 (b),(g) Rackspace Finance LLC 3 .500 05/15/28 1,805,744
1,500,000 (b),(g) SS&C Technologies Inc 5.500 09/30/27 1,498,684
TOTAL SOFTWARE & SERVICES 6,419,520
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1% (0.1% of Total Investments)
875,000 (b) Viasat Inc 7.500 05/30/31 876,927
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 876,927
TELECOMMUNICATION SERVICES - 3.7% (2.3% of Total Investments)
1,673,644 (b) Altice France SA 6.875 07/15/32 1,646,296
1,000,000 (b) Connect Holding II LLC 10.500 04/03/31 1,019,033
1,298,000 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6.750 11/30/30 1,316,973
4,654,000 (g) EchoStar Corp 10.750 11/30/29 5,053,092
2,000,000 (g) Frontier Communications Holdings LLC 5.875 11/01/29 2,010,056
1,978,000 (b),(g) Frontier Communications Holdings LLC 6.000 01/15/30 1,988,924
1,500,000 (b),(g) Iliad Holding SAS 7.000 10/15/28 1,510,258
1,440,000 (b) Level 3 Financing Inc 8.500 01/15/36 1,542,256
220,000 (b) Telesat Canada / Telesat LLC 5.625 12/06/26 188,100
4,000,000 (g) T-Mobile USA Inc 3.500 04/15/31 3,784,331
6,220,009 (b),(g) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 9.250 03/09/30 6,225,302
3,385,207 (b),(g) Zayo Group Holdings Inc, (cash 7.125%, PIK 1.875%) 13.750 09/09/30 3,337,814
TOTAL TELECOMMUNICATION SERVICES 29,622,435
TRANSPORTATION - 0.4% (0.3% of Total Investments)
1,975,000 (g) Delta Air Lines Inc 3.750 10/28/29 1,901,535
1,623,000 (b),(g) United Airlines Inc 4.625 04/15/29 1,602,104
TOTAL TRANSPORTATION 3,503,639
UTILITIES - 1.9% (1.1% of Total Investments)
1,940,000 (g) Pacific Gas and Electric Co 4.550 07/01/30 1,918,152
2,000,000 (g) Pacific Gas and Electric Co 4.500 07/01/40 1,719,961
6,318,000 (g) PG&E Corp 5.000 07/01/28 6,287,080
3,000,000 (g) PG&E Corp 5.250 07/01/30 2,969,897
713,000 (b) Talen Energy Supply LLC 6.250 02/01/34 707,679
1,189,000 (b) Vistra Operations Co LLC 7.750 10/15/31 1,246,940
TOTAL UTILITIES 14,849,709
TOTAL CORPORATE BONDS
(Cost $205,791,340) 210,685,351
SHARES DESCRIPTION VALUE
1,002,800 EXCHANGE-TRADED FUNDS - 0.1% (0.1% of Total Investments) 1,002,800
40,000 Nuveen AA-BBB CLO ETF 1,002,800
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,002,600) 1,002,800

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
957354348 VARIABLE RATE SENIOR LOAN INTERESTS - 119.7% (73.0% of Total Investments) 957354348
AUTOMOBILES & COMPONENTS - 1.1% (0.7% of Total Investments)
$ 3,162,320 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.152% 05/06/30 $ 3,180,108
3,437,675 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6.402 01/28/32 3,458,456
1,962,250 (a),(k) DexKo Global Inc., Term Loan B, (TSFR3M + 4.500%) 8.147 10/20/31 1,869,858
TOTAL AUTOMOBILES & COMPONENTS 8,508,422
CAPITAL GOODS - 14.4% (8.8% of Total Investments)
4,397,665 (a) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 8.211 05/17/28 3,580,381
92,390 (a),(l) Air Comm Corporation, LLC, Delayed Draw Term Loan 1.000 12/11/31 92,880
1,890,484 (a) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 2.750%) 6.436 12/11/31 1,900,522
797,990 (a) Albion Financing 3 SARL, Term Loan, (TSFR3M + 3.000%) 6.664 05/21/31 802,878
820,000 (a) Allison Transmission, Inc., Incremental Term Loan B, (TSFR1M +
1.750%)
5.402 01/03/33 825,933
1,015,000 (a) Amentum Holdings, Inc., Term Loan B, (TSFR1M + 1.750%) 5.402 09/29/31 1,017,223
1,633,131 (a),(k) American Trailer World Corp., Term Loan B, (TSFR1M +
3.750%)
7.502 03/03/28 1,233,422
921,960 (a) Artera Services, LLC, Term Loan, (TSFR1M + 4.500%) 8.152 02/10/31 792,503
2,434,393 (a) Barnes Group Inc, Term Loan B, (TSFR1M + 2.500%) 6.152 01/27/32 2,437,947
3,962,000 (a) BCPE Empire Holdings, Inc., 10th Amendment Term Loan,
(TSFR1M + 3.500%)
7.152 12/29/32 3,963,228
1,858,295 (a) BCPE Empire Holdings, Inc., Term Loan B, (TSFR1M + 3.250%) 6.902 12/26/30 1,856,846
225,585 (a),(k) Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 2.250%) 5.950 10/17/30 226,495
1,880,581 (a) Brand Industrial Services Inc, Term Loan B, (TSFR3M + 4.500%) 8.164 08/01/30 1,638,268
3,343,800 (a),(k) Centuri Group, Inc, Refinance Term Loan B, (TSFR1M + 2.000%) 5.665 07/09/32 3,355,921
6,263,852 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 2.750%) 6.402 09/08/32 6,264,760
1,103,624 (a) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6.182 03/18/30 1,107,421
952,783 (a) Columbus McKinnon Corporation, Term Loan B, (TSFR3M +
3.500%)
7.200 02/03/33 955,565
1,462,000 (a) CompoSecure Holdings LLC, Term Loan, (TSFR1M + 2.250%) 5.918 01/14/33 1,468,097
3,115,905 (a),(k) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7.517 05/17/28 2,206,450
7,566,163 (a) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 5.654 07/27/28 7,596,087
1,401,514 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR3M +
3.250%)
7.024 04/12/28 872,120
2,173,108 (a) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 8.902 07/08/30 1,955,124
2,174,000 (a) Dycom Investments Inc, Term Loan B, (TSFR1M + 1.750%) 5.405 01/27/33 2,193,033
1,594,307 (a) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 5.402 06/04/31 1,598,620
1,560,923 (a) Gibraltar Industries Inc, Term Loan B, (TSFR1M + 2.250%) 5.908 02/02/33 1,562,874
1,312,000 (a) Green Infrastructure Partners Inc, Term Loan B, (TSFR3M +
2.750%)
6.450 09/24/32 1,316,920
444,956 (a),(k),(l) Kaman Corporation, Delayed Draw Term Loan 1.000 02/26/32 447,383
3,802,290 (a),(k) Kaman Corporation, Term Loan B, (TSFR3M + 2.250%) 5.950 02/26/32 3,823,031
1,253,000 (a),(k) LSF12 Helix Parent LLC, Term Loan B, (TSFR1M + 3.500%) 7.152 02/10/33 1,255,199
1,037,474 (a),(k) Madison Safety & Flow LLC, First Lien Term Loan B, (TSFR1M +
2.500%)
6.154 09/26/31 1,041,085
661,000 (a) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9.002 10/15/29 667,094
234,677 (a),(l) Pinnacle Buyer LLC, Delayed Draw Term Loan 2.500 10/01/32 236,008
1,217,272 (a) Pinnacle Buyer LLC, Term Loan, (TSFR3M + 2.500%) 6.182 10/01/32 1,224,174
4,134,442 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 5.902 01/31/32 4,142,587
9,384,387 (a),(k) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 5.902 04/14/31 9,401,091
1,417,333 (a) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5.652 04/30/32 1,419,516
2,144,848 (a) Resideo Funding Inc., Incremental Term Loan, (TSFR3M +
2.000%)
5.674 08/13/32 2,151,111
5,429,000 (a),(k) Resilience Parent LLC, First Lien Term Loan, (TSFR6M + 2.500%) 6.126 02/28/33 5,448,001
8,694,906 (a),(k) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6.377 04/30/30 8,778,855
2,000,000 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR3M + 2.750%) 6.442 04/30/30 2,017,920
1,500,729 (a) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6 .152 01/20/32 1,504,728
8,488,221 (a) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6.152 02/28/31 8,510,461
1,906,270 (a) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5.902 03/22/30 1,911,370
6,061,864 (a) TransDigm, Inc., Term Loan M, (TSFR1M + 2.500%) 6.152 08/19/32 6,079,050
1,150,000 (a),(c) TransDigm, Inc., Term Loan N, (TBD) TBD TBD 1,153,203
1,145,000 (a),(c) VSE Corp, (TBD) TBD TBD 1,151,681
TOTAL CAPITAL GOODS 115,185,066

Portfolio of Investments April 30, 2026
(continued)
JQC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 9.3% (5.7% of Total Investments)
$ 7,999,713 (a) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6.902% 08/20/32 $ 8,031,792
2,535,188 (a),(k) Anticimex International AB, Term Loan, (SOFR90A + 2.900%) 6.560 11/17/31 2,545,760
1,451,222 (a) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.000%) 7.700 11/03/31 1,459,385
1,333,000 (a) CACI International, Inc., Incremental Term Loan B2, (TSFR1M +
1.750%)
5.402 03/09/33 1,339,665
556,272 (a),(k) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7.267 06/02/28 545,841
2,647,093 (a) Creative Artists Agency, LLC , Repriced Term Loan B, (TSFR1M
+ 2.500%)
6.152 10/01/31 2,657,932
7,835,000 (a) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6.663 02/04/33 7,410,931
3,388,000 (a),(k) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 6.663 02/09/33 3,369,739
9,067,409 (a) Garda World Security Corporation, Term Loan B, (TSFR3M +
2.750%)
6.419 02/01/29 9,073,076
2,300,789 (a),(k) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.166 03/03/32 2,308,704
480,000 (a) Heritage Environmental Services, Inc., Term Loan B, (TSFR3M +
3.000%)
6.677 03/21/33 482,400
207,323 (a) Medical Solutions Holdings, Inc., First Lien Term Loan, (TSFR3M
+ 3.500%)
7.263 11/01/28 34,339
1,796,949 (a) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 6.433 12/31/32 1,809,302
1,652,857 (a) Openlane Inc, Term Loan B, (TSFR3M + 2.500%) 6.140 10/08/32 1,661,122
2,795,404 (a) PG Investment Company 59 S.a r.l., Repriced Term Loan B,
(TSFR3M + 2.250%)
5.950 03/26/31 2,813,085
1,331,144 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
5.657 10/15/30 1,333,920
935,276 (a) Prime Security Services Borrower, LLC, Incremental Term Loan
B, (TSFR1M + 1.750%)
5.407 03/08/32 926,873
607,750 (a),(l) Pye-Barker Fire & Safety, LLC, Delayed Draw Term Loan, (N/A +
TSFR3M + 1.875%)
3.707 12/16/32 610,932
4,067,250 (a) Pye-Barker Fire & Safety, LLC, Term Loan, (TSFR3M + 2.500%) 6.163 12/16/32 4,088,542
3,118,861 (a) Reverb Buyer, Inc., Steerco Term Loan, (TSFR3M + 3.500%) 7.263 11/01/28 2,245,580
483,787 (a) Reworld Holding Corp, First Lien Term Loan B, (TSFR1M +
2.250%)
5.904 01/15/31 484,997
240,011 (a) Reworld Holding Corp, First Lien Term Loan C, (TSFR1M +
2.250%)
5.911 01/15/31 240,554
1,731,663 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 5.902 11/30/28 1,736,174
1,476,989 (a) Reworld Holding Corp, Term Loan B1, (TSFR1M + 2.250%) 5.911 01/15/31 1,480,335
696,981 (a) Signal Parent, Inc, Term Loan B, (TSFR3M + 3.500%) 7.263 04/03/28 431,494
1,097,405 (a) Spin Holdco Inc., First Lien First Out Term Loan, (TSFR3M +
5.430%)
9.096 09/04/30 1,121,482
6,944,653 (a),(k) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR3M +
4.000%)
7.928 09/04/30 4,913,342
1,606,226 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7.913 04/12/27 311,728
8,593,370 (a),(k) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6.517 03/27/28 8,625,595
0 (a) XPLOR T1 LLC, Term Loan, (TSFR3M + 3.500%) 7.167 12/01/32 0
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 74,094,621
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.5% (2.1% of Total
Investments)
371,875 (a) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 7.517 11/08/27 372,959
3,918,179 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.000%) 5.660 10/16/31 3,941,865
4,765,300 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6.163 11/08/32 4,788,673
249,369 (a) Dealer Tire Financial, LLC, Term Loan B4, (TSFR1M + 3.000%) 6.652 07/02/31 249,265
1,362,417 (a) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.250%) 5.918 06/09/31 1,364,638
1,291,897 (a) Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%) 6.173 04/23/31 1,294,055
1,967,000 (a),(c) Mister Car Wash Holdings Inc, (TBD) TBD TBD 1,977,455
710,796 (a) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M +
2.250%)
5.902 03/27/31 711,561
1,190,017 (a) Park River Holdings Inc, Term Loan, (TSFR3M + 4.500%) 8.192 03/17/31 1,190,416
2,004,000 (a) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7.652 08/18/32 2,014,651
2,943,022 (a) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6.267 10/20/28 2,903,717
4,369,972 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.152 01/30/31 4,381,465
2,495,438 (a) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 6.918 10/29/29 2,487,864
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 27,678,584

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 3.8% (2.3% of Total Investments)
$ 3,778,482 (a) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
5.902% 12/21/28 $ 3,791,008
8,178,591 (a) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6.161 07/31/28 8,208,565
8,290,999 (a),(k) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6.267 05/30/28 8,339,584
792,880 (a) MajorDrive Holdings IV LLC, Term Loan B, (TSFR3M + 4.000%) 7.961 06/01/28 758,631
6,165 (a) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11.314 06/29/28 5,801
1,731,150 (a) Somnigroup International Inc, Term Loan B, (SOFR30A +
2.250%)
5.900 10/24/31 1,741,251
239,985 (a) Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M +
2.750%)
6.402 03/18/30 241,561
1,731,934 (a) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 2.750%) 6.450 08/26/31 1,731,285
4,480,000 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR3M +
3.750%)
7.442 10/01/32 4,374,294
1,498,675 (a) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.500%) 8.156 02/20/32 1,502,662
TOTAL CONSUMER DURABLES & APPAREL 30,694,642
CONSUMER SERVICES - 11.9% (7.2% of Total Investments)
8,961,550 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M
+ 1.750%)
5.402 09/23/30 8,981,131
1,861,342 (a) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6.152 05/31/30 1,869,094
4,085,571 (a) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6.152 08/17/28 4,098,339
4,393,443 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5.902 02/06/30 4,274,469
1,898,750 (a) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 5.902 02/06/31 1,843,572
1,365,861 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.402 01/31/31 1,286,040
1,445,000 (a) Catawba Nation Gaming Authority, Term Loan B, (TSFR3M +
4.750%)
8.413 03/29/32 1,455,122
3,221,425 (a) Churchill Downs Incorporated, Incremental Term Loan B1,
(TSFR1M + 1.750%)
5.402 03/17/28 3,229,478
3,685,000 (a) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 1.750%) 5.450 09/19/31 3,696,976
3,026,511 (a) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.500%)
7.200 06/25/29 3,047,333
10,473,404 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6.902 01/29/29 10,401,399
9,775,000 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5.450 11/29/30 9,762,781
2,110,309 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 5.700 06/04/32 2,103,060
1,597,958 (a) GBT US III LLC, Term Loan B, (TSFR3M + 2.000%) 5.667 07/28/31 1,584,687
3,309,268 (a) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(TSFR3M + 2.250%)
5.951 10/31/29 3,317,805
744,375 (a) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR1M + 2.500%)
6.152 05/27/32 748,503
3,231,412 (a) Hilton Domestic Operating Company, Inc., Term Loan B4,
(TSFR1M + 1.750%)
5.404 11/08/30 3,250,752
1,230,780 (a) Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.000%)
5.652 08/02/28 1,233,205
1,636,760 (a) Houghton Mifflin Harcourt Publishing Company, Term Loan,
(TSFR3M + 5.250%)
9.013 04/09/29 1,342,880
10,170,136 (a) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6.154 12/16/30 10,208,274
4,608,715 (a) Light and Wonder International, Inc., Term Loan B, (TSFR1M +
2.000%)
5.653 04/16/29 4,617,356
3,442,135 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7.200 11/30/29 3,059,198
5,304,803 (a) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 6.674 04/04/29 5,230,748
2,967,148 (a) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
5.652 12/04/31 2,941,186
249,364 (a) Station Casinos LLC, Term Loan B, (TSFR1M + 2.000%) 5.652 03/14/31 250,293
1,006,649 (a) TKO Worldwide Holdings, LLC, Term Loan, (TSFR3M + 2.000%) 5.664 11/21/31 1,010,495
TOTAL CONSUMER SERVICES 94,844,176
ENERGY - 2.5% (1.5% of Total Investments)
3,591,000 (a),(k) EG America LLC, Term Loan B, (TSFR1M + 3.250%) 6.902 02/10/31 3,599,080
3,632,973 (a) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
6.925 01/31/33 3,643,200
5,454,348 (a),(k) New Fortress Energy Inc, Incremental Term Loan B, (Prime +
6.500%)
13.250 10/30/28 3,566,298

Portfolio of Investments April 30, 2026
(continued)
JQC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 3,115,224 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TSFR1M + 2.250%)
5.904% 10/05/28 $ 3,129,289
3,111,243 (a),(k) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 2.250%)
5.902 03/18/30 3,124,201
250,000 (a) Traverse Midstream Partners LLC, Term Loan, (TSFR3M +
2.500%)
6.163 02/16/28 250,656
2,815,000 (a),(k) Venture Global Calcasieu Pass, LLC, Term Loan B, (TSFR6M +
3.250%)
6.937 04/11/33 2,827,316
TOTAL ENERGY 20,140,040
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1% (0.0% of Total
Investments)
425,866 Office Properties Income Trust 12.000 05/04/26 436,513
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 436,513
FINANCIAL SERVICES - 1.9% (1.1% of Total Investments)
744,347 (a) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 6.402 07/30/31 748,738
407,509 (a) Aragorn Parent Corporation, Repriced Term Loan B, (TSFR3M
+ 3.500%)
7.163 12/15/28 409,717
2,685,270 (a) Beach Acquisition Bidco LLC, Term Loan B, (TSFR3M + 3.250%) 6.950 09/13/32 2,701,221
4,477,413 (a) Colossus Acquireco LLC, Term Loan B, (SOFR90A + 1.750%) 5.380 07/30/32 4,483,010
3,020,507 (a),(d),(j) Ditech Holding Corporation, Term Loan 0.000 06/30/27 302
1,910,000 (a),(c) Jupiter Borrower Inc, (TBD) TBD TBD 1,919,550
781,285 (a) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR1M + 3.000%)
6.652 03/24/31 783,727
1,083,000 (a) Orion US Finco Inc., First Lien Term Loan, (TSFR3M + 3.500%) 7.169 10/12/32 1,083,509
2,870,562 (a) Trans Union, LLC, Term Loan B8, (TSFR1M + 1.750%) 5.402 06/24/31 2,874,337
TOTAL FINANCIAL SERVICES 15,004,111
FOOD, BEVERAGE & TOBACCO - 2.5% (1.5% of Total Investments)
1,928,656 (a) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 6.767 12/08/28 1,936,486
972,259 (a) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.672%, PIK 7.000%)
10.673 09/30/30 145,839
219,717 (a) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.672%, PIK 7.000%)
10.673 09/30/30 98,873
4,571,543 (a) Froneri Lux Finco Sarl, Term Loan, (TSFR6M + 2.250%) 5.877 09/30/32 4,547,016
1,895,850 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.250%) 5.877 09/30/31 1,884,769
1,422,000 (a) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9.200 01/24/29 1,420,869
4,209,663 (a) Pegasus BidCo BV, Repriced Term Loan B, (TSFR3M + 2.750%) 6.403 07/12/29 4,234,669
4,420,000 (a) Primo Brands Corporation, Term Loan B, (TSFR3M + 2.750%) 6.432 03/31/31 4,452,973
64,655 (a),(l) Sauer Brands Inc, Delayed Draw Term Loan 3.000 02/19/32 64,978
680,205 (a) Savor Acquisition, Inc., Term Loan B, (TSFR3M + 3.000%) 6.663 02/19/32 683,606
655,105 (a) Wayne Sanderson Farms LLC, Repriced Term Loan B, (TSFR1M
+ 2.000%)
5.652 05/21/32 655,924
TOTAL FOOD, BEVERAGE & TOBACCO 20,126,002
HEALTH CARE EQUIPMENT & SERVICES - 12.2% (7.5% of Total Investments)
933,003 (a) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 9.402 12/23/27 884,020
4,484,379 (a) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.250%) 5.902 09/20/32 4,507,271
2,932,884 (a) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M +
3.750%)
7.402 01/15/31 2,953,517
0 (a) FinThrive Software Intermediate Holdings Inc, (TSFR1M +
4.000%)
7.695 12/18/28 0
5,726,632 (a) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 7.800 10/01/27 5,639,559
12,738,037 (a),(g) Global Medical Response, Inc., Term Loan B, (TSFR1M +
3.500%)
7.157 09/20/32 12,801,091
5,386,016 (a),(k) LifePoint Health, Inc., First Lien Term Loan B, (TSFR3M +
3.750%)
7.423 05/19/31 5,370,881
255,354 (a) LifePoint Health, Inc., Incremental Term Loan B1, (TSFR3M +
3.500%)
7.177 05/19/31 254,277
2,340,135 (a) Lumexa Imaging, Inc., Term Loan B, (TSFR3M + 3.000%) 6.700 12/17/32 2,353,661
1,635,879 (a) Medline Borrower, LP, Incremental Term Loan B, (TSFR1M +
1.750%)
5.402 10/23/30 1,644,132
4,123,288 (a),(g) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.750%) 5.402 10/23/28 4,142,255
2,129,000 (a),(k) National Mentor Holdings, Inc., First Lien Term Loan B,
(TSFR1M + 6.000%)
9.652 12/12/30 2,141,199

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 1,714,000 (a) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
3.250%)
6 .950% 08/06/32 $ 1,728,106
4,750,414 (a) Opal Bidco SAS, First Lien Term Loan B, (TSFR3M + 3.000%) 6.700 04/23/32 4,775,164
778,622 (a) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.500%) 6.161 03/17/31 781,453
10,552,200 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6.152 02/21/31 10,600,107
4,176,638 (a) Radiology Partners Inc, Term Loan, (TSFR3M + 4.500%) 8.200 06/30/32 4,117,915
2,345,000 (a),(c) Select Medical Corp, (TBD) TBD TBD 2,356,725
271,041 (a) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 9.461%, PIK 1.000%)
5.231 06/28/28 273,751
4,890,625 (a) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 7.461%, PIK 1.500%)
4.481 06/28/28 4,841,719
2,462,748 (a) Star Parent Inc., Term Loan B, (TSFR3M + 4.000%) 7.700 09/30/30 2,466,602
12,814,194 (a),(k) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.152 12/19/30 12,863,209
6,254,076 (a) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7.663 06/30/28 6,271,181
1,796,168 (a) Upstream Newco, Inc., Term Loan, (TSFR3M + 4.250%), (cash
8.187%, PIK 1.500%)
8.187 11/20/29 1,675,914
2,241,799 (a) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 7.652 10/29/31 2,192,759
TOTAL HEALTH CARE EQUIPMENT & SERVICES 97,636,468
HOUSEHOLD & PERSONAL PRODUCTS - 0.1% (0.1% of Total Investments)
1,163,845 (a) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7.461 05/16/28 1,163,123
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,163,123
INSURANCE - 9.1% (5.5% of Total Investments)
8,503,415 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6.652 11/06/30 8,390,745
3,552,172 (a) Alera Group, Inc., Term Loan B, (TSFR1M + 2.750%) 6.402 05/28/32 3,518,125
10,121,281 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6.152 09/19/31 10,116,524
2,253,994 (a) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.000%) 5.652 01/30/32 2,254,783
5,410,032 (a) Asurion LLC, Term Loan B13, (TSFR3M + 4.250%) 7.913 09/19/30 5,419,689
3,871,480 (a) Asurion LLC, Term Loan B14, (TSFR3M + 3.750%) 7.413 02/23/33 3,815,440
14,335,707 (a),(g) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6.152 06/16/31 14,262,093
250,000 (a) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.250%) 5.902 10/15/30 250,938
7,305,103 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5.922 06/20/30 7,331,219
486,986 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5.652 09/15/31 489,116
3,147,084 (a) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.152 07/31/31 3,128,500
6,183,669 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6.450 05/06/31 6,152,751
1,063,638 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 5.950 09/27/30 1,066,047
6,321,778 (a) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5.950 11/23/29 6,336,444
TOTAL INSURANCE 72,532,414
MATERIALS - 5.3% (3.2% of Total Investments)
1,338,577 (a) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 6.402 08/19/30 1,345,269
1,000,555 (a) Berlin Packaging LLC, Term Loan B7, (TSFR3M + 3.250%) 6.941 06/09/31 987,298
6,725,343 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
6.902 04/01/32 6,257,797
680,155 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
6.827 04/13/29 650,783
203,973 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M +
2.000%)
5.663 06/12/31 204,574
1,675,451 (a) Fortis 333, Inc., Term Loan B, (TSFR1M + 3.500%) 7.152 04/02/32 1,656,251
1,350,000 (a) Graham Packaging Company Inc., Term Loan B, (TSFR1M +
2.250%)
5.902 01/26/33 1,349,156
3,517,225 (a),(k) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 6.902 02/19/30 3,284,209
2,119,613 (a),(k) Ineos US Finance LLC, Term Loan B, (TSFR1M + 2.500%) 6.252 11/09/28 2,092,058
685,000 (a),(c) INEOS US Petrochem LLC, (TBD) TBD TBD 605,085
9,172 (a) Klockner-Pentaplast of America, Inc., Term Loan, (TSFR3M +
3.500%), (cash 5.663%, PIK 5.000%)
5.332 01/30/31 8,021
5,960,165 (a) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 6.936 04/03/28 5,934,089
474,157 (a) Nouryon Finance B.V., Term Loan B2, (TSFR6M + 3.250%) 6.937 04/03/28 472,232

Portfolio of Investments April 30, 2026
(continued)
JQC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 3,021,000 (a) Proampac PG Borrower LLC, Term Loan B, (TSFR1M + TSFR3M
+ 4.000%)
7.658% 02/22/33 $ 2,958,314
4,640,370 (a),(g) Qnity Electronics Inc, Term Loan B, (TSFR1M + 2.000%) 5.652 11/01/32 4,664,546
1,417,448 (a) SCIH Salt Holdings Inc., Repriced Term Loan B, (TSFR6M +
2.750%)
6.350 01/31/29 1,423,535
1,720,000 (a) Solstice Advanced Materials Inc, Term Loan B, (TSFR3M +
1.750%)
5.413 10/29/32 1,734,250
778,624 (a) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.500%) 7.152 04/21/31 782,354
5,933,673 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6.902 03/03/31 5,693,241
45,955 (a) USALCO, LLC, Delayed Draw Term Loan, (TSFR1M + 3.500%) 7.154 09/30/31 46,018
280,504 (a) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7.154 09/30/31 280,890
TOTAL MATERIALS 42,429,970
MEDIA & ENTERTAINMENT - 8.0% (4.9% of Total Investments)
1,719,655 (a),(k) Advantage Sales & Marketing, Inc., First Out Term Loan,
(TSFR3M + 6.000%)
9.930 04/18/30 1,412,275
2,456,516 (a) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 7.798 04/28/28 2,471,869
484,180 (a) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8.736 10/31/28 487,206
6,414,795 (a) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9.048 05/14/29 6,461,912
7,786,123 (a) Altice France S.A., Term Loan B14, (TSFR3M + 6.875%) 10.548 05/15/31 7,946,088
0 (a) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
10.661 01/04/29 0
2,172,035 (a) Cengage Learning, Inc., Term Loan B, (TSFR1M + 3.000%) 6.653 03/24/31 2,131,418
249,373 (a) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6.663 10/30/30 245,827
2,190,017 (a) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.250%)
5.926 05/24/30 2,201,942
4,345,965 (a) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
7.767 08/23/28 4,368,151
1,784,741 (a) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7.300 06/18/29 1,683,904
5,268,731 (a) Crown Finance US, Inc., Term Loan B, (TSFR1M + 4.500%) 8.157 12/02/31 5,273,130
2,535,495 (a) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 8.250 04/15/27 2,245,726
278,000 (a),(c) DirecTV Financing, LLC, Term Loan, (TBD) TBD TBD 279,151
262,021 (a) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9.525 06/30/28 264,313
793,446 (a) E.W. Scripps Company (The), Term Loan B3, (TSFR1M +
3.350%)
7.125 11/30/29 783,528
1,912,573 (a) iHeartCommunications, Inc., Term Loan, (TSFR1M + 5.775%) 9.542 05/01/29 1,868,584
1,057,668 (a) McGraw-Hill Global Education Holdings, LLC, First Lien Term
Loan B, (TSFR1M + 2.750%)
6.402 08/06/31 1,058,773
2,356,000 (a),(k) NEP Group, Inc., Term Loan B, (TSFR1M + 4.500%) 8.152 10/17/31 2,131,603
1,398,000 (a),(k) Neptune Bidco US Inc, Term Loan B, (TSFR3M + 5.000%) 8.769 02/03/33 1,371,878
2,909,000 (a) Nexstar Broadcasting, Inc., Term Loan B7, (TSFR1M + 2.750%) 6.409 03/21/33 2,910,600
4,259,000 (a),(c) OAK-Eagle Acquireco Inc, (TBD) TBD TBD 4,265,389
1,948,250 (a) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6.673 02/10/31 1,958,800
3,812,836 (a),(k) Radiate Holdco, LLC, FLFO Term Loan, (TSFR1M + 5.000%),
(cash 7.287%, PIK 1.500%)
7.152 09/25/29 3,483,445
3,094,334 (a),(k) Sinclair Television Group Inc., Term Loan B6, (TSFR1M +
3.300%)
7.067 12/31/29 2,823,595
250,000 (a) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.470%)
6.099 02/17/32 250,494
4,319,407 (a) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6.931 12/11/28 3,986,813
0 (a) X Corp, (TSFR1M + 6.500%) 10.448 10/29/29 0
TOTAL MEDIA & ENTERTAINMENT 64,366,414
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0% (4.9% of Total
Investments)
746,250 (a) Amneal Pharmaceuticals LLC, Term Loan, (TSFR1M + 3.000%) 6.652 08/02/32 750,448
8,432,149 (a) Bausch Health Companies Inc., Term Loan B, (TSFR1M +
6.250%)
9.902 10/08/30 8,227,669
4,325,000 (a),(c) BioMarin Pharmaceutical Inc, (TBD) TBD TBD 4,342,581
1,364,687 (a) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 2.750%)
6.387 01/27/32 1,369,525
2,702,700 (a),(k) Genmab AS, Term Loan B, (TSFR3M + 3.000%) 6.700 12/13/32 2,722,795

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 602,000 (a) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR6M
+ 2.500%)
6.187% 04/14/33 $ 604,095
18,696,000 (a) Hologic Inc., Term Loan B, (TSFR3M + 2.250%) 5.924 04/07/33 18,614,299
8,189,238 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
5.902 05/05/28 8,236,449
1,403,259 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5.902 05/19/31 1,404,487
16,727,734 (a),(g) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.750%)
6.402 12/12/31 16,748,644
1,133,845 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5.652 04/20/29 1,134,792
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 64,155,784
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6% (0.4% of Total Investments)
2,241,567 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6.152 01/31/30 2,254,882
2,118,750 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B3,
(TSFR1M + 2.750%)
6.402 01/31/30 2,129,344
246,372 (a) Learning Care Group (US) No. 2 Inc., Term Loan B, (TSFR3M +
4.000%)
7.669 08/11/28 198,329
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,582,555
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (0.3% of Total
Investments)
3,807,071 (a) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6.437 11/13/31 3,701,977
696,000 (a) MKS Instruments, Inc., Term Loan B, (TSFR1M + 1.750%) 5.407 02/04/33 699,264
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,401,241
SOFTWARE & SERVICES - 12.7% (7.8% of Total Investments)
2,692,441 (a) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 2.500%) 6.200 02/03/31 2,673,931
3,397,879 (a) Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%) 9.017 01/22/29 3,413,798
806,631 (a) Avalara, Inc, Term Loan, (TSFR3M + 2.750%) 6 .450 03/29/32 792,870
2,276,554 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%), (cash 11.152%,
PIK 7.500%)
5.576 08/01/28 2,025,427
2,437,765 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 2.750%) 6.402 11/25/31 2,416,215
9,077,992 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6.673 07/30/31 8,429,279
1,252,563 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 5.652 01/23/32 1,248,648
249,373 (a) Clearwater Analytics, LLC, Term Loan B, (TSFR1M + 2.000%) 5.652 04/21/32 249,685
2,955,373 (a),(k) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6.950 03/24/31 2,742,040
616,572 (a) Cloud Software Group, Inc., Term Loan B (2032), (TSFR3M +
3.250%)
6.950 08/13/32 572,161
1,057,814 (a) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
6.415 03/29/32 974,321
325,175 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6.415 05/01/31 299,567
3,708,181 (a) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6.927 10/09/31 3,495,758
279,205 (a) Drake Software, LLC, Term Loan B, (TSFR3M + 4.250%) 7.950 06/26/31 263,848
3,765,247 (a),(g) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
2.500%)
6.152 10/09/29 3,702,725
349,961 (a) EP Purchaser, LLC, Term Loan B, (TSFR3M + 4.500%) 8.287 11/06/28 231,725
600,836 (a) EP Purchaser, LLC, Term Loan B, (TSFR3M + 3.500%) 7.287 11/06/28 429,598
6,973,096 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.152 05/30/31 6,890,325
2,513,913 (a) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6.661 06/27/31 2,504,486
2,844,356 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5.402 09/12/29 2,805,048
3,982,210 (a) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6.152 01/30/32 3,857,268
61,286 (a) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 6.413 12/08/31 59,658
3,323,562 (a) Kaseya Inc., First Lien Term Loan B, (TSFR3M + 3.250%) 6.913 03/22/32 3,032,750
1,614,648 (a) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 6.652 03/01/29 1,426,945
55,399 (a) Mitchell International, Inc., Add-on Term Loan, (TSFR1M +
3.000%)
6.652 06/17/31 54,146
6,598,865 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5.402 01/31/30 6,439,800
9,930,546 (a),(k) Peraton Corp., Term Loan B, (TSFR3M + 3.750%) 7.513 02/01/28 8,513,705
1,485,038 (a) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
2.750%)
6.413 11/03/31 1,486,901

Portfolio of Investments April 30, 2026
(continued)
JQC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 1,177,477 (a) Press Ganey Holdings, Inc., Repriced Term Loan B, (TSFR1M +
3.000%)
6.652% 04/30/31 $ 1,178,319
1,638,000 (a),(k) Project Alpha Intermediate Holding, Inc., First Lien Term Loan
B, (TSFR3M + 3.250%)
6.950 10/28/30 1,294,020
3,395,145 (a) Proofpoint, Inc., Repriced Term Loan, (TSFR3M + 3.000%) 6.700 08/31/28 3,302,305
3,458,027 (a) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10.025 05/15/28 3,445,060
7,970,680 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6.525 05/15/28 4,057,753
59,054 (a) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7.402 11/28/28 56,466
2,801,790 (a) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 5.652 05/09/31 2,805,278
1,486,956 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 7.450 10/03/31 1,374,193
10,281,414 (a),(g) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.163 02/10/31 9,938,323
101,000 (a),(c) Virtusa Corp, (TBD) TBD TBD 93,467
0 (a) Vision Solutions Inc, (TSFR3M + 4.000%) 7.928 04/24/28 0
116,325 (a) VS Buyer, LLC, Term Loan B, (TSFR3M + 2.250%) 5.913 04/14/31 115,198
1,308,853 (a) World Wide Technology Holding Co. LLC, Repriced Term Loan
B, (TSFR1M + 2.000%)
5.652 03/01/30 1,312,675
1,907,341 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6.402 09/28/29 1,889,059
TOTAL SOFTWARE & SERVICES 101,894,744
TECHNOLOGY HARDWARE & EQUIPMENT - 1.0% (0.6% of Total Investments)
199,524 (a) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 6.424 11/30/29 192,587
974,923 (a) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 5.935 09/22/31 982,235
573,768 (a),(k) SonicWall US Holdings Inc., Term Loan, (TSFR3M + 5.000%) 8.700 05/16/28 186,478
847,875 (a) Spectris Plc, Term Loan, (TSFR3M + 2.750%) 6.450 12/06/32 852,119
285,039 (a) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.267 03/05/29 286,706
5,568,883 (a) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.267 05/30/30 5,592,634
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,092,759
TELECOMMUNICATION SERVICES - 5.0% (3.1% of Total Investments)
1,818,798 (a) Cincinnati Bell, Inc., Term Loan B4, (TSFR1M + 2.250%) 5.902 11/24/28 1,820,754
1,685,798 (a) Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%) 8.152 09/28/29 1,693,485
9,699,483 (a) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
4.250%)
7.904 04/03/31 9,269,117
581,141 (a),(d) Cyxtera DC Holdings, Inc., Term Loan B 0.000 07/16/26 3,196
835,000 (a),(c) Ensono Inc, (TBD) TBD TBD 806,589
2,360,000 (a),(k) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5.902 09/20/30 2,324,317
3,794,000 (a),(k) Level 3 Financing Inc., Repriced Term Loan B4, (TSFR1M +
3.250%)
6.902 03/29/32 3,811,604
629,000 (a),(c) Patagonia Holdco LLC, (TBD) TBD TBD 503,744
6,723,000 (a),(k) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6.684 12/07/26 5,762,855
3,532,148 (a) Windstream Services, LLC, Term Loan B, (TSFR1M + 4.000%) 7.652 10/06/32 3,545,393
10,607,018 (a),(k) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%),
(cash 6.767%, PIK 0.500%)
3.633 03/11/30 10,596,623
TOTAL TELECOMMUNICATION SERVICES 40,137,677
TRANSPORTATION - 3.0% (1.9% of Total Investments)
2,000,000 (a) AGI-CFI Acquisition Corp., Term Loan B, (TSFR3M + 4.500%) 8.200 03/25/33 1,998,340
504,703 (a) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5.413 03/21/31 504,893
3,871,703 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 5.925 04/20/28 3,855,829
4,651,083 (a) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.500%)
6.160 07/01/31 4,681,222
2,138,115 (a) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6.152 07/01/31 2,151,329
586,656 (a),(c) First Student Bidco Inc, Term Loan B, (TBD) TBD TBD 587,633
107,344 (a),(c) First Student Bidco Inc, Term Loan C, (TBD) TBD TBD 107,522
1,940,000 (a),(c) GB AIT Buyer Inc, (TBD) TBD TBD 1,944,035
570,603 (a) Hertz Corporation, (The), Term Loan B, (TSFR3M + 3.500%) 7.425 06/30/28 450,776
112,899 (a) Hertz Corporation, (The), Term Loan C, (TSFR3M + 3.500%) 7.425 06/30/28 89,191
2,910,000 (a) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6.152 09/23/31 2,915,791
1 (a) PODS, LLC, Term Loan B, (TSFR1M + 3.000%) 6.767 03/31/28 1
1,912,208 (a) Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.250%) 5.919 04/09/32 1,920,880
3,198,914 (a),(k) WestJet Loyalty LP, Term Loan B, (TSFR3M + 2.750%) 6.450 02/14/31 3,130,441
TOTAL TRANSPORTATION 24,337,883

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.1% (1.9% of Total Investments)
$ 2,291,275 (a),(k) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 2.250%) 5 .913% 08/11/32 $ 2,300,280
244,574 (a) Hamilton Projects Acquiror, LLC , Repriced Term Loan B,
(TSFR1M + 2.500%)
6.152 05/30/31 246,340
1,258,844 (a) Invenergy Thermal Operating I LLC, Term Loan B, (SOFR90A +
2.750%)
6.380 05/06/32 1,270,645
81,875 (a) Invenergy Thermal Operating I LLC, Term Loan C, (SOFR90A +
2.750%)
6.380 05/06/32 82,643
2,398,287 (a),(k) NRG Energy, Inc., Term Loan, (TSFR1M + TSFR3M + 1.750%) 5.414 04/16/31 2,406,105
6,413,813 (a) Talen Energy Supply, LLC, 2024-1 Incremental Term Loan,
(TSFR3M + 2.500%)
6.153 12/15/31 6,445,304
7,471,566 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.153 05/17/30 7,506,160
4,640,969 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR1M + 2.000%) 5.652 11/26/32 4,653,662
TOTAL UTILITIES 24,911,139
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $961,203,059) 957,354,348
SHARES DESCRIPTION MATURITY VALUE
46 WARRANTS - 0.0% (0.0% of Total Investments) 46
MEDIA & ENTERTAINMENT - 0.0% (0.0% of Total Investments)
4,644 (d) Tenerity Inc 12/31/99 46
TOTAL MEDIA & ENTERTAINMENT 46
TOTAL WARRANTS
(Cost $1,087,698) 46
TOTAL LONG-TERM INVESTMENTS
(Cost $1,233,055,270) 1,224,892,977
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  10.8%(6.6% of Total Investments)
INVESTMENT COMPANIES - 10.8% (6.6% of Total Investments) –
86,416,825 BlackRock Liquidity Funds T-Fund 4.517(m) 86,416,825
TOTAL INVESTMENT COMPANIES
(Cost $86,416,825) 86,416,825
TOTAL SHORT-TERM INVESTMENTS
(Cost $86,416,825) 86,416,825
TOTAL INVESTMENTS - 164.0%
(Cost $1,319,472,095 ) 1,311,309,802
BORROWINGS - (26.5)% (n),(o) (211,600,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (17.8)%(p) (142,531,317)
TFP SHARES, NET - (17.4)%(q) (139,388,576)
OTHER ASSETS & LIABILITIES, NET -  (2.3)% (17,982,769)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 799,807,140
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month

Portfolio of Investments April 30, 2026
(continued)
JQC

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $202,631,731 or 15.5% of Total Investments.
(c) When-issued or delayed delivery security.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $226,992,672 have been pledged as collateral for reverse repurchase agreements.
(h) Perpetual security. Maturity date is not applicable.
(i) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
0.1% of Total Investments.
(j) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(k) Portion of investment purchased on a delayed delivery basis.
(l) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(m) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(n) Borrowings as a percentage of Total Investments is 16.1%.
(o) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(p) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.9%.
(q) TFP Shares, Net as a percentage of Total Investments is 10.6%.
JQC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 52,929,728 $ – $ 52,929,728
Common Stocks 6,640 2,912,496 1,568 2,920,704
Corporate Bonds – 210,685,351 – 210,685,351
Exchange-Traded Funds 1,002,800 – – 1,002,800
Variable Rate Senior Loan Interests – 957,350,850 3,498 957,354,348
Warrants – – 46 46
Short-Term Investments:
Investment Companies 86,416,825 – – 86,416,825
Total $ 87,426,265 $ 1,223,878,425 $ 5,112 $ 1,311,309,802

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
Level 3
JQC Common Stocks Warrants
Variable Rate
Senior Loan
Interest
Balance at the beginning of period $23,048 $47 $3,498
Gains (losses):
Net realized gains (losses) 355,916 - -
Change in net unrealized appreciation (depreciation) (21,480) - -
Purchases at cost - - -
Sales at proceeds (355,916) - -
Net discounts (premiums) - - -
Transfers into - - -
Transfers (out of) - - -
Balance at the end of period $1,568 $47 $3,498
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end - - -
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JQC Common Stocks $1,568 Expected Recovery Recovery Proceeds $8.00 N/A
Variable Rate
Senior Loan
Interests
3,498 Broker-Dealer
Price Quotation(s)
Litigation Proceeds $0.55 N/A
Warrants 47 Expected Recovery Recovery Proceeds $0.01 N/A
Total $5,113